Auditor's remuneration - Fees payable by HSBC to PwC (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Additional information [abstract]
Fees for HSBC Holdings’ statutory audit	$ 25.1	$ 22.0	$ 24.1
Fees for other services provided to HSBC	134.0	124.6	131.8
– audit of HSBC’s subsidiaries	83.8	80.8	85.7
– audit-related assurance services	28.2	25.0	26.0
– other assurance services	22.0	18.8	20.1
Year ended 31 Dec	159.1	$ 146.6	$ 155.9
Auditor's renumeration, expenses reimbursed	$ 2.1